Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2021

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September, 30, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2021, leases with a total base residual value of $52,865,966.94 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	September	$544,117,492.40
	October	$464,532,706.77	$9,393,168.94	12.61%	$73,242,328.34	14.81%
	November	$438,864,622.50	$8,940,232.57	12.00%	$19,612,669.83	3.96%
	December	$409,973,975.41	$8,409,952.66	11.29%	$23,206,059.60	4.69%
2022-	January	$388,664,172.89	$8,037,757.52	10.79%	$15,818,008.94	3.20%
	February	$362,910,667.29	$7,581,143.94	10.18%	$20,586,013.97	4.16%
	March	$336,378,082.81	$7,103,953.26	9.54%	$21,682,312.36	4.38%
	April	$304,899,746.72	$6,503,483.67	8.73%	$27,063,670.42	5.47%
	May	$258,174,905.47	$5,561,804.65	7.47%	$43,056,358.53	8.70%
	June	$210,913,569.70	$4,597,289.47	6.17%	$44,267,110.76	8.95%
	July	$168,600,756.79	$3,715,151.06	4.99%	$39,907,274.99	8.07%
	August	$123,157,498.39	$2,741,884.21	3.68%	$43,748,243.36	8.84%
	September	$57,474,840.06	$1,309,187.95	1.76%	$65,138,181.52	13.17%
	October	$8,717,773.01	$239,836.19	0.32%	$48,874,093.25	9.88%
	November	$6,609,230.06	$182,541.41	0.25%	$1,980,124.30	0.40%
	December	$5,017,658.11	$137,465.24	0.18%	$1,495,139.08	0.30%
2023-	January	$259,849.55	$7,391.33	0.01%	$4,781,568.45	0.97%
	February	$173,624.48	$5,180.30	0.01%	$82,658.00	0.02%
	March	$169,522.12	$5,180.30	0.01%	$0.00	0.00%
	April	$165,394.26	$5,180.30	0.01%	$0.00	0.00%
	May	$147,046.02	$4,535.05	0.01%	$14,840.00	0.00%
	June	$81,359.88	$2,620.06	0.00%	$63,979.00	0.01%
	July	$51,843.63	$1,844.36	0.00%	$28,177.00	0.01%
	August	$32,171.13	$918.36	0.00%	$19,076.00	0.00%
	September	$17,476.50	$511.36	0.00%	$14,383.00	0.00%
	October	$0.00	$0.00	0.00%	$17,585.00	0.00%

Total			$74,488,214.16	100.00%	$494,699,855.70	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$569,188,069.86

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2021	Car	89	25.87%	$8,499	23.73%	60.65%
	CUV	360	28.96%	$9,623	24.33%	55.88%
	SUV	8	17.02%	$13,796	16.16%	35.91%
	Truck	70	16.91%	$9,809	18.71%	34.98%

	Total/Average	527	25.73%	$9,521	23.04%	51.64%

AUGUST 2021	Car	88	27.41%	$9,240	24.64%	64.82%
	CUV	308	25.39%	$9,607	24.97%	57.89%
	SUV	8	17.39%	$16,577	21.06%	42.59%
	Truck	85	23.29%	$8,613	15.98%	30.03%

	Total/Average	489	25.14%	$9,482	22.77%	50.87%

SEPTEMBER 2021	Car	92	27.79%	$10,009	27.05%	70.22%
	CUV	317	24.44%	$10,645	26.56%	60.40%
	SUV	10	17.86%	$23,399	27.24%	58.14%
	Truck	56	15.69%	$9,388	17.36%	34.37%
	Total/Average	475	23.27%	$10,642	25.28%	57.25%